Fees Summary	Apr. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 959,000
Previously Paid Amount	0.00
Total Fee Amount	146.82
Total Offset Amount	0.00
Net Fee	146.82
Narrative - Max Aggregate Offering Price	$ 959,000
Final Prospectus	true